Loss Per Share	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Loss Per Share

14. Loss Per Share

Basic and diluted loss per ordinary share for each of the period presented is calculated as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Numerators
Net loss	(6,120)	(5,886)	(6,454)
Less: Net income allocated to Series Angel and Series Pre-A preferred share	—	—	—
Adjusted net loss	(6,120)	(5,886)	(6,454)
Denominators
Weighted average number of ordinary shares outstanding-Basic and diluted*	1,614,089	1,702,018	1,836,330
Loss per ordinary share-Basic and diluted	(3.7916)	(3.4582)	(3.5146)

*	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 29, 2022

Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) are excluded from the calculation of diluted loss per share. For the years ended December 31, 2025, 2024 and 2023, the Company had no dilutive shares.

The shares and per share data are presented on a retroactive basis to reflect the reverse stock split on March 17, 2025.